UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23367

Cushing ETF Trust
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2019

Item 1. Schedules of Investments.

Cushing Energy & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 77.0%	Shares	Value
Energy Equipment & Services - 18.5%
Netherlands Antilles - 4.9%
Schlumberger Ltd	3,310	$107,343
United Kingdom - 1.7%
TechnipFMC plc	1,540	38,254
United States - 11.9%
Baker Hughes, a GE company	2,770	60,081
Halliburton Company	3,910	73,665
Helmerich & Payne, Inc.	3,430	128,934
		408,277
Exploration & Production - 1.2%
United States - 1.2%
Pioneer Natural Resource Company	210	25,918

Oil, Gas & Consumable Fuels - 55.2%
United States - 55.2%
Apache Corporation	3,830	82,613
Cabot Oil & Gas Corporation	2,240	38,349
Chevron Corporation	610	71,809
Cimarex Energy Company	910	38,930
Conoco Phillips	790	41,222
Devon Energy Corporation	1,260	27,707
EOG Resources Inc.	360	26,708
Exxon Mobil Corporation	1,300	89,024
Hess Corporation	450	28,328
HollyFrontier Corporation	1,180	52,345
Kinder Morgan, Inc.	4,260	86,350
Marathon Oil Corporation	2,430	28,771
Marathon Petroleum Corporation	1,730	85,133
Noble Energy, Inc.	1,750	39,515
Occidental Petroleum Corporation	2,890	125,657
ONEOK, Inc.	1,280	91,239
Phillips 66	670	66,082
Valero Energy Corporation	1,110	83,561
Williams Companies, Inc.	4,840	114,224
		1,217,567
Midstream - 2.1%
United States - 2.1%
Targa Resources Corporation	1,290	46,595

Total Common Stock (Cost $1,915,331)		$1,698,357

MLP Investments and Related Companies - 21.8%	Units
Fuel Distribution - 1.9%
United States - 1.9%
Sunoco L.P.	1,360	$42,663

Large Cap MLP - 1.8%
United States - 1.8%
MPLX, L.P.	1,440	40,190

Midstream - 14.3%
United States - 14.3%
BP Midstream Partners L.P.	2,760	41,014
CNX Midstream Partners, L.P.	3,050	43,157
DCP Midstream Partners, L.P.	1,790	43,604
Enable Midstream Partners, L.P.	3,390	42,714
Genesis Energy, L.P.	2,130	44,176
NGL Energy Partners L.P.	3,130	42,224
Tallgrass Energy, L.P.	2,920	57,174
		314,063
Natural Gas Gatherers & Processors - 3.8%
United States - 3.8%
Noble Midstream Partners, L.P.	1,740	42,334
Western Midstream Partners, L.P.	1,770	40,781
		83,115

Total MLP Investments and Related Companies (Cost $497,792)		$480,031

Short-Term Investments - Investment Companies - 0.5%	Shares
United States - 0.5%
First American Government Obligations Fund - Class Z, 2.03%(1)	5,781	$5,781
First American Treasury Obligations Fund - Class Z, 2.02%(1)	5,782	5,782
Total Short-Term Investments - Investment Companies (Cost $11,563)		$11,563

Total Investments - 99.3% (Cost $2,424,686)		$2,189,951
Other Assets in Excess of Liabilities - 0.7%		15,249
Net Assets Applicable to Common Stockholders - 100.0%		$2,205,200

(1) Rate reported is the current yield as of August 31, 2019.

Cushing Energy Supply Chain & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 77.3%	Shares	Value
Chemicals - 22.1%
Ireland- 1.1%
Linde plc	26	$4,912
Netherlands - 3.7%
LyondellBasell Industries N.V.	218	16,867
United States - 17.3%
Air Products and Chemicals, Inc.	24	5,422
Albamerle Corporation	100	6,173
Celanese Corporation	54	6,122
CF Industries Holdings, Inc.	138	6,650
Corteva, Inc.(1)	158	4,633
Dow Inc.	414	17,649
DowDuPont Inc.	72	4,891
Eastman Chemical Company	162	10,590
FMC Corp	58	5,007
International Flavors & Fragrances, Inc.	66	7,244
PPG Industries, Inc.	46	5,096
		101,256
Containers & Packaging - 9.5%
United States - 9.5%
Avery Dennison Corporation	48	5,547
International Paper Company	366	14,311
Packaging Corporation of America	84	8,449
WestRock Company	442	15,108
		43,415
Energy Equipment Services - 10.6%
Netherlands Antilles - 2.8%
Schlumberger Ltd	396	12,842
United Kingdom - 1.0%
TechnipFMC plc	182	4,521
United States - 6.8%
Baker Hughes, a GE company	332	7,201
Halliburton Company	464	8,742
Helmerich & Payne, Inc.	410	15,412
		48,718
Manufacturing- 2.9%
United States - 2.9%
Amcor PLC(1)	1,336	13,120

Metals & Mining- 3.3%
United States - 3.3%
Freeport-McMoRan, Inc(1)	660	6,065
Nucor Corporation	184	9,012
		15,077

Midstream- 2.1%
United States - 2.1%
Targa Resources Corporation	268	9,680

Oil, Gas & Consumable Fuels- 26.8%
United States - 26.8%
Apache Corporation	458	9,879
Chevron Corporation	72	8,476
Conoco Phillips	94	4,905
Exxon Mobil Corporation	154	10,546
HollyFrontier Corporation	140	6,210
Kinder Morgan, Inc.	508	10,297
Marathon Petroleum Corporation	206	10,137
Noble Energy, Inc.	208	4,697
Occidental Petroleum Corporation	344	14,957
ONEOK, Inc.	154	10,977
Phillips 66	80	7,891
Valero Energy Corporation	132	9,937
Williams Companies, Inc.	576	13,594
		122,503
Total Common Stock (Cost $403,559)		$353,769

MLP Investments and Related Companies - 21.8%	Units
Fuel Distribution - 2.0%
United States - 2.0%
Sunoco L.P.	282	$8,846

Large Cap MLP - 1.8%
United States - 1.8%
MPLX, L.P.	298	8,317

Midstream - 14.2%
United States - 14.2%
BP Midstream Partners L.P.	572	8,500
CNX Midstream Partners, L.P.	632	8,943
DCP Midstream Partners, L.P.	370	9,013
Enable Midstream Partners, L.P.	704	8,871
Genesis Energy, L.P.	442	9,167
NGL Energy Partners L.P.	648	8,742
Tallgrass Energy, L.P.	606	11,865
		65,101
Natural Gas Gatherers & Processors - 3.8%
United States - 3.8%
Noble Midstream Partners, L.P.	362	8,807
Western Midstream Partners, L.P.	368	8,479
		17,286

Total MLP Investments and Related Companies (Cost $103,882)		$99,550

Short-Term Investments - Investment Companies - 0.5%	Shares
United States - 0.5%
First American Government Obligations Fund - Class Z, 2.03%(2)	1,242	$1,242
First American Treasury Obligations Fund - Class Z, 2.02%(2)	1,242	1,242
Total Short-Term Investments - Investment Companies (Cost $2,484)		$2,484

Total Investments - 99.6% (Cost $509,925)		$455,803
Other Assets in Excess of Liabilities - 0.4%		2,051
Net Assets Applicable to Common Stockholders - 100.0%		$457,854

(1) No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(2) Rate reported is the current yield as of August 31, 2019.

Cushing Transportation & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 77.1%	Shares	Value
Air Freight & Logistics - 20.0%
United States - 20.0%
C.H. Robinson Worldwide, Inc.	328	$27,713
Expeditors International of Washington, Inc.	248	17,633
FedEx Corp.	136	21,571
United Parcel Service, Inc.	236	28,004
		94,921
Airlines - 19.7%
United States - 19.7%
Alaska Air Group, Inc.(1)	466	27,829
American Airlines Group, Inc.	760	19,996
Delta Air Lines, Inc.(1)	482	27,888
Southwest Airlines Co.	346	18,103
		93,816
Marine - 5.9%
United States - 5.9%
Matson, Inc.	784	27,855

Midstream - 2.1%
United States - 2.1%
Targa Resources Corporation	278	10,041

Road & Rail - 29.4%
United States - 29.4%
CSX Corporation	280	18,766
J.B. Hunt Transport Services, Inc.	124	13,397
Kansas City Southern(1)	118	14,844
Landstar Systems, Inc.	78	8,699
Norfolk Southern Corporation	156	27,152
Ryder Systems, Inc.	598	28,806
Union Pacific Corporation	172	27,857
		139,521
Total Common Stock (Cost $385,965)		$366,154

MLP Investments and Related Companies - 21.7%	Units
Fuel Distribution - 1.9%
United States - 1.9%
Sunoco L.P.	294	$9,223

Large Cap MLP - 1.8%
United States - 1.8%
MPLX, L.P.	310	8,652

Midstream - 14.2%
United States - 14.2%
BP Midstream Partners L.P.	594	8,827
CNX Midstream Partners, L.P.	654	9,254
DCP Midstream Partners, L.P.	384	9,354
Enable Midstream Partners, L.P.	728	9,173
Genesis Energy, L.P.	458	9,499
NGL Energy Partners L.P.	674	9,092
Tallgrass Energy, L.P.	628	12,296
		67,495
Natural Gas Gatherers & Processors - 3.8%
United States - 3.8%
Noble Midstream Partners, L.P.	376	9,148
Western Midstream Partners, L.P.	382	8,801
		17,949

Total MLP Investments and Related Companies (Cost $107,781)		$103,319

Short-Term Investments - Investment Companies - 0.6%	Shares
United States - 0.6%
First American Government Obligations Fund - Class Z, 2.03%(2)	1,323	$1,323
First American Treasury Obligations Fund - Class Z, 2.02%(2)	1,323	1,323
Total Short-Term Investments - Investment Companies (Cost $2,646)		$2,646

Total Investments - 99.4% (Cost $496,392)		$472,119
Other Assets in Excess of Liabilities - 0.6%		2,956
Net Assets Applicable to Common Stockholders - 100.0%		$475,075

(1) No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(2) Rate reported is the current yield as of August 31, 2019.

Cushing Utility & MLP ETF
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2019

		Fair
Common Stock - 76.5%	Shares	Value
Electric Utilities - 40.5%
United States - 40.5%
Alliant Energy Corporation	360	$18,882
American Electric Power Co., Inc.	222	20,235
Duke Energy Corporation	309	28,657
Edison International	315	22,765
Entergy Corporation	201	22,681
Evergy, Inc.	309	20,085
Eversource Energy	231	18,510
Exelon Corporation	477	22,543
FirstEnergy Corp	507	23,322
NextEra Energy, Inc.	69	15,116
Pinnacle West Capital Corporation	225	21,445
The PPL Corporation	1,311	38,740
The Southern Company	510	29,712
Xcel Energy, Inc.	276	17,725
		320,418
Gas Utilities - 1.7%
United States - 1.7%
Atmos Energy Corporation	120	13,228

Independent Power and Renewable - 3.3%
United States - 3.3%
The AES Corporation(1)	1,683	25,800

Midstream - 2.1%
United States - 2.1%
Targa Resources Corporation	471	17,012

Multi-Utilities - 27.5%
United States - 27.5%
Ameren Corporation	225	17,359
CenterPoint Energy, Inc.	1,041	28,825
CMS Energy Corporation	273	17,213
Consolidated Edison, Inc.	264	23,470
Dominion Energy, Inc.	426	33,070
DTE Energy	153	19,838
NiSource Inc.	636	18,794
The Public Service Enterprise Group, Inc.	372	22,495
Sempra Energy	135	19,120
WEC Energy Group, Inc.	183	17,526
		217,710
Water Utilities - 1.4%
United States - 1.4%
American Water Works Company, Inc.	90	11,459

Total Common Stock (Cost $561,201)		$605,627

MLP Investments and Related Companies - 21.5%	Units
Fuel Distribution - 2.0%
United States - 2.0%
Sunoco L.P.	498	$15,622

Large Cap MLP - 1.7%
United States - 1.7%
MPLX, L.P.	489	13,648

Midstream - 14.2%
United States - 14.2%
BP Midstream Partners L.P.	942	13,998
CNX Midstream Partners, L.P.	1,116	15,792
DCP Midstream Partners, L.P.	654	15,932
Enable Midstream Partners, L.P.	1,242	15,649
Genesis Energy, L.P.	780	16,177
NGL Energy Partners L.P.	1,062	14,326
Tallgrass Energy, L.P.	1,071	20,970
		112,844
Natural Gas Gatherers & Processors - 3.6%
United States - 3.6%
Noble Midstream Partners, L.P.	594	14,452
Western Midstream Partners, L.P.	603	13,893
		28,345

Total MLP Investments and Related Companies (Cost $176,615)		$170,459

Short-Term Investments - Investment Companies - 0.4%	Shares
United States - 0.4%
First American Government Obligations Fund - Class Z, 2.03%(2)	1,467	$1,467
First American Treasury Obligations Fund - Class Z, 2.02%(2)	1,467	1,467
Total Short-Term Investments - Investment Companies (Cost $2,934)		$2,934

Total Investments - 98.4% (Cost $740,750)		$779,020
Other Assets in Excess of Liabilities - 1.6%		12,820
Net Assets Applicable to Common Stockholders - 100.0%		$791,840

(1) No distribution or dividend was made during the period ended August 31, 2019. As such, it is classified as a non-income producing security as of August 31, 2019.
(2) Rate reported is the current yield as of August 31, 2019.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Cushing ETF Trust

By (Signature and Title)         /s/ Jerry V. Swank
 Jerry V. Swank, President & Chief Executive Officer

Date       10/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/29/19

By (Signature and Title)        /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date        10/29/19